VESSELS UNDER CAPITAL LEASE, NET 2 (Details) (USD $)	1 Months Ended	9 Months Ended	48 Months Ended
	Dec. 31, 2011	Sep. 30, 2012	Dec. 31, 2015
Special Purpose Entities [Member]
Leases, Schedule of Leased Assets [Line Items]
Contingent rental expense due		$ 2,600,000
Ship Finance International Limited [Member]
Leases, Schedule of Leased Assets [Line Items]
Agreed per day rate reduction			6,500
Period of rate reduction			four
Compensation paid in exchange for rate reduction and reduction of capital lease obligations to Ship Finance	106,000,000
Total compensation paid in exchange for rate reduction	50,000,000
Amount of total compensation paid which is a release of restricted cash which served as security for charter payments	56,000,000
Compensation percentage of any difference between the renegotiated rates and actual market rate up to the original contract rates		100.00%
Contingent rental expense due		40,100,000
Percentage of charter revenues earned the Company agrees to pay as profit sharing expense in excess of daily base charterhire paid	20.00%	20.00%
Adjusted percentage of charter revenues earned the Company agrees to pay as profit sharing expense in excess of original threshold rate (in hundredths)			25.00%
Reduction in capital lease obligation and corresponding reduction in vessels under capital lease which resulted from reassessment of leases due to change in lease terms	126,500,000
Additional reduction in capital lease obligation and corresponding reduction in vessels under capital lease which resulted from reassessment of leases due to change in lease terms	$ 106,000,000